Investment in associates - Summary of Basis of Consolidation (Detail) (Parenthetical) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 26, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments accounted for using equity method [line items]
Total shareholders' equity		R$ 31,009,632	R$ 39,398,362	R$ 50,981,180	R$ 48,169,399
Cosan Luxembourg S A [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Total shareholders' equity		R$ (371,031)
Radar Propriedades Agricolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Number of shares above 50 percent held in subsidiary		1
Percentage of voting shares, subsidiary		50.00%
Radar II Propriedades Agricolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Number of shares above 50 percent held in subsidiary		1
Percentage of voting shares, subsidiary		50.00%
Nova Agrícola Ponte Alta S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Number of shares above 50 percent held in subsidiary		1
Percentage of voting shares, subsidiary		50.00%
Nova Amaralina S.A Propriedades Agrícolas [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Number of shares above 50 percent held in subsidiary		1
Percentage of voting shares, subsidiary		50.00%
Nova Santa Bárbara Agrícola S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Number of shares above 50 percent held in subsidiary		1
Percentage of voting shares, subsidiary		50.00%
Terras da Ponte Alta S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Number of shares above 50 percent held in subsidiary		1
Percentage of voting shares, subsidiary		50.00%
Castanheira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Number of shares above 50 percent held in subsidiary		1
Percentage of voting shares, subsidiary		50.00%
Manacá Propriedades Agrícolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Number of shares above 50 percent held in subsidiary		1
Percentage of voting shares, subsidiary		50.00%
Paineira Propriedades Agrícolas S.A. [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Number of shares above 50 percent held in subsidiary		1
Percentage of voting shares, subsidiary		50.00%
Tellus Brasil Participacoes S.A. [member] | Direct | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary		60.00%
Janus Brasil Participacoes S.A. [member] | Direct | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary		60.00%
Duguetiapar Empreendimentos e Participações S.A. [member] | Direct | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary		60.00%
Gamiovapar Empreendimentos e Participações S.A. [member] | Direct | Bottom of range [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary		60.00%
Moove Lubricants Holdings [member] | Direct
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary	50.10%
Moove Lubricants Holdings [member] | Indirect | FIP Celeste [member]
Disclosure of investments accounted for using equity method [line items]
Percentage of voting shares, subsidiary	19.90%